Statements of Operations - Genesis Unicorn Capital Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating costs	$ 349,351	$ 174,912	$ 1,250,835	$ 320,651	$ 16,778	$ 1,369,689
Franchise tax expense	50,000	50,000	100,050	104,153		204,153
Loss from operations	(399,351)	(224,912)	(1,350,885)	(424,804)	(16,778)	(1,573,842)
Investment income earned on investments held in Trust Account	658,125	71,282	1,207,374	110,316		1,281,044
Net loss before income taxes	258,774	(153,630)	(143,511)	(314,488)	(16,778)	(292,798)
Income tax expense	(8,248)		(113,080)			(227,000)
Net loss	250,526	(153,630)	(256,591)	(314,488)	(16,778)	(519,798)
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Net loss	$ 183,201	$ (122,904)	$ (193,818)	$ (236,732)		$ (409,365)
Basic and diluted weighted average shares outstanding	5,867,515	8,265,000	6,657,611	6,337,707		7,855,917
Diluted weighted average shares outstanding, Class common stock	5,867,515	8,265,000	6,657,611	6,337,707
Basic and diluted net loss per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)		$ (0.05)
Diluted net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Net loss	$ 67,325	$ (30,726)	$ (62,773)	$ (77,756)	$ (16,778)	$ (110,433)
Basic and diluted weighted average shares outstanding	2,156,250	2,156,250	2,156,250	2,081,665	1,875,000	2,119,263
Diluted weighted average shares outstanding, Class common stock	2,156,250	2,156,250	2,156,250	2,081,665
Basic and diluted net loss per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.05)
Diluted net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)